UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the quarter ended:	June 30, 2009

Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
         Cambridge, MA  02142-1012

13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-6083
Signature, Place and Date of Signing:

Seth Alexander     Cambridge, Massachusetts    August 6, 2009

Report Type:  13F Holdings Report

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORTS AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $168,980,911

List of Other Included Managers: NONE

ARUBA NETWORKS INC             ,COM ,043176106 ,285457        ,32661        ,SH ,   ,SOLE ,   ,32661        ,
CONSTANT CONTACT INC           ,COM ,210313102 ,252365        ,12720        ,SH ,   ,SOLE ,   ,12720        ,
GOOGLE INC                     ,COM ,38259P508 ,632385        ,1500         ,SH ,   ,SOLE ,   ,1500         ,
H + E EQUIP SVCS INC           ,COM ,404030108 ,2232733       ,238795       ,SH ,   ,SOLE ,   ,238795       ,
INFINERA CORP                  ,COM ,45667G103 ,164377        ,18004        ,SH ,   ,SOLE ,   ,18004        ,
INNOPHOS HLDGS INC             ,COM ,45774N108 ,641482        ,37980        ,SH ,   ,SOLE ,   ,37980        ,
ISHARES TR                     ,COM ,464287234 ,105008627     ,3258102      ,SH ,   ,SOLE ,   ,3258102      ,
ISHARES TR                     ,COM ,464287465 ,8184598       ,178664       ,SH ,   ,SOLE ,   ,178664       ,
SPDR TRUST                     ,COM ,78462F103 ,50763555      ,552258       ,SH ,   ,SOLE ,   ,552258       ,
STRATEGIC HOTELS + RESORTS INC ,COM ,86272T106 ,660772        ,70520        ,SH ,   ,SOLE ,   ,70520        ,
TEXTRON INC                    ,COM ,883203101 ,154560        ,16000        ,SH ,   ,SOLE ,   ,16000        ,